Form N-1A Cover	Oct. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Popular High Grade Fixed-Income Fund, Inc.
Entity Central Index Key	0001862970
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 22, 2025
Prospectus Date	Oct. 22, 2025